EMPLOYEE BENEFIT PLAN (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Maximum annual contributions (as a percent)			100.00%		100.00%
Employer match (as a percent)					50.00%	50.00%
Percent of employees gross pay (as a percent)					4.00%
Benefit plan expense	$ 61,586	$ 4,511	$ 86,901	$ 12,559	$ 22,559	$ 8,368
Deferred Profit Sharing | Abacus Settlements, LLC
Employer match (as a percent)					4.00%
Minimum Service Period required to participate in the plan					1 year
Discretionary contribution amount					$ 0	$ 100,000